General information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
VT Comercio [Member]
Disclosure Of Entities That Are Part Of The Group And Are Being Consolidated In The Financial Statements [Line Items]
Proportion of voting rights held in joint venture	50.00%